Liabilities due to customers (Tables)	6 Months Ended
Jun. 30, 2026
Liabilities due to customers
Schedule of liabilities due to customers

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Structured products	44,797	34,683
Fund investments	16,133	14,667
Accrued interest	421	274
	61,351	49,624